Other Income and Expenses:	12 Months Ended
Dec. 31, 2011
Other Income and Expenses: [Abstract]
OTHER INCOME AND EXPENSES:

N O T E     L  –  O T H E R     I N C O M E     A N D     E X P E N S E S :

Other income consisted of the following (in thousands):

	$00000	$00000	$00000
Years Ended December 31,	2011	2010	2009
Other service charges, commissions and fees	$78	$84	$83
Rentals	392	400	484
Other	45	61	153

Totals	$515	$545	$720

Other expenses consisted of the following (in thousands):

Years Ended December 31,	2011	2010	2009
Advertising	$506	$580	$583
Data processing	858	567	380
FDIC and state banking assessments	1,688	1,510	1,429
Legal and accounting	600	839	518
Other real estate	1,350	411	161
ATM expense	1,973	2,024	2,038
Trust expense	331	298	326
Other	1,709	1,738	1,683

Totals	$9,015	$7,967	$7,118